Other Financial Information - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Current assets [Abstract]
Cash and cash equivalents	$ 130,208	$ 135,992	$ 140,529	$ 163,412
Restricted cash	4,462	5,386	2,671
Accounts receivable, net	52,611	65,829
Due from affiliate companies	375	8,548
Total current assets	239,572	273,140
Vessels, port terminals and other fixed assets, net	1,889,671	1,821,101
Deposits for vessels, port terminals and other fixed assets	27,119	136,891
Investments in affiliates	189,195	160,071	388,772
Long-term receivable from affiliate companies	0	11,105
Loan receivable from affiliate companies	28,727	23,008
Total non-current assets	2,456,868	2,479,755
Total assets	2,696,440	2,752,895	3,001,695
Current liabilities
Accounts payable	71,625	85,538
Accrued expenses and other liabilities	94,590	91,749
Deferred income and cash received in advance	12,377	9,183
Due to affiliate companies	27,457	32,847
Current portion of capital lease obligations	0	2,639
Current portion of long-term debt	30,347	29,827
Total current liabilities	236,396	251,783
Senior and ship mortgage notes, net of discount	1,298,452	1,296,537
Loan payable to affiliate company	52,491	49,876
Capital lease obligations, net of current portion	0	14,978
Other long-term liabilities and deferred income	45,205	43,388
Long term payable to affiliate companies	68,491	6,399
Deferred tax liability	10,706	11,526
Total non-current liabilities	1,740,325	1,697,559
Total liabilities	1,976,721	1,949,342
Noncontrolling interest	125,781	125,266
Total Navios Holdings' stockholders' equity	593,938	678,287
Total liabilities and stockholders' equity	2,696,440	2,752,895
Navios Maritime Holdings Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	6,933	15,875	14,189	34,152
Due from affiliate companies	1,919	2,362
Total current assets	8,852	18,237
Investments in subsidiaries	1,642,742	1,641,863
Investments in affiliates	164,277	137,218
Goodwill and other intangibles	82,539	83,933
Total non-current assets	1,889,558	1,863,014
Total assets	1,898,410	1,881,251
Current liabilities
Accounts payable	2,419	892
Accrued expenses and other liabilities	31,291	32,025
Intercompany payables	288,526	191,814
Total current liabilities	322,236	224,731
Senior and ship mortgage notes, net of discount	929,745
Long-term debt, net of current portion		928,357
Loan payable to affiliate company	52,491	49,876
Total non-current liabilities	982,236	978,233
Total liabilities	1,304,472	1,202,964
Total Navios Holdings' stockholders' equity	593,938	678,287
Total liabilities and stockholders' equity	1,898,410	1,881,251
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	60,375	54,935	54,033	47,753
Restricted cash	4,462	2,486
Accounts receivable, net	32,220	32,916
Intercompany receivables	217,438	117,596
Due from affiliate companies		6,186
Prepaid expenses and other current assets	37,731	39,778
Total current assets	352,226	253,897
Vessels, port terminals and other fixed assets, net	1,355,708	1,411,612
Investments in subsidiaries	293,117	292,209
Investments in affiliates	11,443	11,978
Long-term receivable from affiliate companies		11,105
Loan receivable from affiliate companies	28,727	23,008
Other long-term assets	17,243	17,877
Goodwill and other intangibles	35,249	35,571
Total non-current assets	1,741,487	1,803,360
Total assets	2,093,713	2,057,257
Current liabilities
Accounts payable	46,128	54,731
Accrued expenses and other liabilities	47,096	43,823
Deferred income and cash received in advance	7,169	4,666
Due to affiliate companies	29,001	32,847
Current portion of long-term debt	20,851	23,476
Total current liabilities	150,245	159,543
Long-term debt, net of current portion	202,304	221,437
Other long-term liabilities and deferred income	43,743	41,857
Long term payable to affiliate companies	68,491	6,399
Total non-current liabilities	314,538	269,693
Total liabilities	464,783	429,236
Total Navios Holdings' stockholders' equity	1,628,930	1,628,021
Total liabilities and stockholders' equity	2,093,713	2,057,257
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	62,900	65,182	72,307	81,507
Restricted cash		2,900
Accounts receivable, net	20,391	32,913
Intercompany receivables	71,088	74,218
Prepaid expenses and other current assets	14,185	17,607
Total current assets	168,564	192,820
Vessels, port terminals and other fixed assets, net	533,963	409,489
Deposits for vessels, port terminals and other fixed assets	27,119	136,891
Investments in affiliates	13,475	10,875
Other long-term assets	21,207	22,551
Goodwill and other intangibles	165,918	167,647
Total non-current assets	761,682	747,453
Total assets	930,246	940,273
Current liabilities
Accounts payable	23,078	29,915
Accrued expenses and other liabilities	16,203	15,901
Deferred income and cash received in advance	5,208	4,517
Current portion of capital lease obligations	0	2,639
Current portion of long-term debt	9,496	6,351
Total current liabilities	53,985	59,323
Senior and ship mortgage notes, net of discount	368,707
Long-term debt, net of current portion	62,676	421,598
Capital lease obligations, net of current portion		14,978
Other long-term liabilities and deferred income	1,462	1,531
Deferred tax liability	10,706	11,526
Total non-current liabilities	443,551	449,633
Total liabilities	497,536	508,956
Noncontrolling interest	125,781	125,266
Total Navios Holdings' stockholders' equity	306,929	306,051
Total liabilities and stockholders' equity	930,246	940,273
Eliminations
Current assets [Abstract]
Intercompany receivables	(288,526)	(191,814)
Due from affiliate companies	(1,544)
Total current assets	(290,070)	(191,814)
Investments in subsidiaries	(1,935,859)	(1,934,072)
Total non-current assets	(1,935,859)	(1,934,072)
Total assets	(2,225,929)	(2,125,886)
Current liabilities
Intercompany payables	(288,526)	(191,814)
Due to affiliate companies	(1,544)
Total current liabilities	(290,070)	(191,814)
Total liabilities	(290,070)	(191,814)
Total Navios Holdings' stockholders' equity	(1,935,859)	(1,934,072)
Total liabilities and stockholders' equity	(2,225,929)	(2,125,886)
Total
Current assets [Abstract]
Cash and cash equivalents	130,208	135,992	$ 140,529	$ 163,412
Restricted cash	4,462	5,386
Accounts receivable, net	52,611	65,829
Intercompany receivables	0	0
Due from affiliate companies	375	8,548
Prepaid expenses and other current assets	51,916	57,385
Total current assets	239,572	273,140
Vessels, port terminals and other fixed assets, net	1,889,671	1,821,101
Deposits for vessels, port terminals and other fixed assets	27,119	136,891
Investments in subsidiaries	0	0
Investments in affiliates	189,195	160,071
Long-term receivable from affiliate companies		11,105
Loan receivable from affiliate companies	28,727	23,008
Other long-term assets	38,450	40,428
Goodwill and other intangibles	283,706	287,151
Total non-current assets	2,456,868	2,479,755
Total assets	2,696,440	2,752,895
Current liabilities
Accounts payable	71,625	85,538
Accrued expenses and other liabilities	94,590	91,749
Deferred income and cash received in advance	12,377	9,183
Intercompany payables	0
Due to affiliate companies	27,457	32,847
Current portion of capital lease obligations	0	2,639
Current portion of long-term debt	30,347	29,827
Total current liabilities	236,396	251,783
Senior and ship mortgage notes, net of discount	1,298,452
Long-term debt, net of current portion	264,980	1,571,392
Loan payable to affiliate company	52,491	49,876
Capital lease obligations, net of current portion		14,978
Other long-term liabilities and deferred income	45,205	43,388
Long term payable to affiliate companies	68,491	6,399
Deferred tax liability	10,706	11,526
Total non-current liabilities	1,740,325	1,697,559
Total liabilities	1,976,721	1,949,342
Noncontrolling interest	125,781	125,266
Total Navios Holdings' stockholders' equity	593,938	678,287
Total liabilities and stockholders' equity	$ 2,696,440	$ 2,752,895